Restatement of Previously Issued Financial Statements (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Restatement Of Previously Issued Financial Statements [Line Items]
Schedule of restatement of previously issued financial statements

	As Previously Reported in Amendment No. 1	Adjustments	As Restated
Balance sheet as of October 9, 2020
Warrant liability	—	13,400,000	13,400,000
Forward purchase agreement liability	—	50,000	50,000
Total Liabilities	$8,755,508	$13,450,000	$22,205,508
Class A Ordinary Shares Subject to Possible Redemption	237,804,830	(13,450,000)	224,354,830
Class A Ordinary Shares	122	134	256
Additional Paid-in Capital	5,004,166	532,751	5,536,917
Accumulated Deficit	(5,003)	(532,885)	(537,888)
Total Shareholders’ Equity	5,000,004	—	5,000,004
Number of Class A ordinary shares subject to redemption	23,780,483	(1,345,000)	22,435,483
Balance sheet as of December 31, 2020
Warrant liability	—	15,090,000	15,090,000
Forward purchase agreement liability	—	2,050,000	2,050,000
Total Liabilities	$8,923,873	$17,140,000	$26,063,873
Ordinary Shares Subject to Possible Redemption	237,588,818	(17,139,998)	220,448,820
Class A Ordinary Shares	125	171	296
Additional Paid-in Capital	5,220,269	4,222,712	9,442,981
Accumulated Deficit	(221,009)	(4,222,885)	(4,443,894)
Shareholders’ Equity	5,000,010	(2)	5,000,008
Number of Class A ordinary shares subject to redemption	23,753,855	(1,713,637)	22,040,218
Statement of Operations
Period from August 19, 2020 (inception) to December 31, 2020
Net loss	$(221,009)	$(4,222,885)	$(4,443,894)
Weighted average shares subject to possible redemption	23,780,483	(1,740,265)	22,040,218
Weighted average shares outstanding of basic and diluted shares	7,011,052	839,361	7,850,413
Basic and diluted net loss per ordinary share	(0.04)		(0.58)
Cash Flow Statement for the Period from August 19, 2020 (inception) to December 31, 2020
Net loss	$(221,009)	$(4,222,885)	$(4,443,894)
Change in warrant liability	—	3,740,000	3,740,000
Allocation of initial public offering costs	—	482,885	482,885
Initial classification of warrant liability	—	13,450,000	13,450,000
Initial classification of common stock subject to possible redemption	237,804,830	(13,450,000)	224,354,830
Change in value of common stock subject to possible redemption	(216,012)	(3,690,000)	(3,906,012)

	As Previously Reported in Amendment No. 1	Adjustment	As Restated
Balance Sheet as of October 9, 2020
Ordinary shares subject to possible redemption	$224,354,830	$25,645,170	$250,000,000
Ordinary shares	$256	$(256)	$—
Additional paid-in capital	$5,536,917	$(5,536,917)	$—
Accumulated deficit	$(537,888)	$(20,107,997)	$(20,645,885)
Total Shareholders’ Equity (Deficit)	$5,000,004	$(25,645,170)	$(20,645,166)
Balance Sheet as of December 31, 2020
Ordinary shares subject to possible redemption	$220,448,820	$29,604,086	$250,052,906
Ordinary shares	$296	$(296)	$—
Additional paid-in capital	$9,442,981	$(9,442,981)	$—
Accumulated deficit	$(4,443,894)	$(20,160,809)	$(24,604,703)
Total Shareholders’ Equity (Deficit)	$5,000,008	$(29,604,086)	$(24,604,078)
Statement of Operations for the Period from August 19, 2020 (Inception) Through December 31, 2020
Weighted average Class A ordinary shares outstanding	22,435,483	(6,833,979)	15,601,504
Basic and diluted net loss per Class A ordinary share	$—	$(0.20)	$(0.20)
Weighted average Class B ordinary shares outstanding	7,850,413	(1,600,413)	6,250,000
Basic and diluted net loss per Class B ordinary share	$(0.58)	$0.38	$(0.20)

	As Previously Reported in Amendment No. 1	Adjustment	As Restated
Statement of Changes in Shareholders’ Equity (Deficit) for the Period from August 19, 2020 (inception) through December 31, 2020
Sale of 25,00,000 Units, net of underwriter discounts and offering expenses	$227,767,722	$(227,727,722)	$—
Initial value of Class A Ordinary Shares subject to redemption	$(220,448,820)	$220,448,820	$—
Accretion for Class A Ordinary Shares to redemption amount	$—	$(22,285,184)	$(22,285,184)
Total Shareholders’ Equity (Deficit)	$5,000,008	$(29,604,086)	$(24,604,078)
Statement of Cash Flows for the Period from August 19, 2020 (inception) through December 31, 2020
Initial classification of Ordinary shares subject to possible redemption	$224,354,830	$25,645,170	$250,000,000
Change in value of ordinary shares subject to possible redemption	$(3,906,010)	$3,958,916	$52,906

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of June 30, 2021 (Unaudited)
Ordinary shares subject to possible redemption	$204,571,908	$45,540,357	$250,112,265
Ordinary Shares	$455	$(455)	$—
Additional paid-in capital	$25,319,734	$(25,319,734)	$—
Accumulated deficit	$(20,320,806)	$(20,220,168)	$(40,540,974)
Total Shareholders’ Equity (Deficit)	$5,000,008	$(45,540,357)	$(40,540,349)
Condensed Statement of Changes in Shareholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of Ordinary shares of subject to redemption	$12,859,424	$(12,859,424)	$—
Accretion for Class A Ordinary shares to redemption amount	$—	$(2,824)	$(2,824)
Total Shareholders’ Equity (Deficit)	$5,000,008	$(45,540,357)	$(40,540,349)
Statement of Cash Flows for the six months ended June 30, 2021 (Unaudited)
Change in value of ordinary shares subject to possible redemption	$15,876,912	$(15,817,553)	$59,359

Statement of Operations for the Three Months Ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Weighted average Class A ordinary shares outstanding	21,733,619	3,266,381	25,000,000
Basic and diluted net loss per Class A ordinary share	$—	$(0.41)	$(0.41)
Weighted average Class B ordinary shares outstanding	9,516,381	(3,266,381)	6,250,000
Basic and diluted net loss per Class B ordinary share	$(1.35)	$0.94	$(0.41)

Statement of Operations for the Six Months Ended June 30, 2021
Weighted average Class A ordinary shares outstanding	21,886,072	3,113,928	25,000,000
Basic and diluted net loss per Class A ordinary share	$—	$(0.51)	$(0.51)
Weighted average Class B ordinary shares outstanding	9,363,928	(3,113,928)	6,250,000
Basic and diluted net loss per Class B ordinary share	$(1.70)	$1.19	$(0.51)